Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025		Dec. 31, 2024		Jun. 18, 2024
Current assets:
Cash and cash equivalents		$ 50,106		$ 69,386		$ 0
Related party subscription receivable				0		3
Investments		148,799		0
Prepaid expenses and other current assets		2,455		268		0
Total current assets		201,360		69,654		3
Property and equipment, net		176		0
Operating lease right-of-use asset		740		0
Other assets		174		3,145		0
Total assets		202,450		72,799		3
Current liabilities:
Accounts payable		1,350		1,290		0
Accrued expenses and other current liabilities		14,012		4,125		0
Related party accrued expenses and other current liabilities		2,048		5,504		0
Warrant liability, related party		4,947		1,077		0
Total current liabilities		22,357		11,996		0
Convertible Notes payable		0	[1]	107,600	[1],[2]	0	[2]
Long-term lease liability		747		0
Total liabilities		23,104		119,596		0
Commitments and contingencies (Note 13)
Stockholders' deficit:
Series Seed convertible preferred stock, $0.0001 par value; no shares and 20,000,000 shares authorized as of September 30, 2025 and December 31, 2024, respectively; no shares and 20,000,000 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively; liquidation preference of $2 as of December 31, 2024 and none as of September 30, 2025, respectively		2		2		2
Common stock		3		1		1
Additional paid-in capital		321,769		179		0
Accumulated other comprehensive income		29		0
Accumulated deficit		(142,457)		(46,979)		0
Total stockholders' equity (deficit)		179,346		(46,799)		1
Total liabilities, Series Seed convertible preferred stock and stockholders' equity (deficit)		202,450		72,799		3
Series Seed Convertible Preferred Stock
Current liabilities:
Convertible preferred stock		0		2		$ 2
Series A Non-voting Convertible Preferred Stock
Stockholders' deficit:
Series Seed convertible preferred stock, $0.0001 par value; no shares and 20,000,000 shares authorized as of September 30, 2025 and December 31, 2024, respectively; no shares and 20,000,000 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively; liquidation preference of $2 as of December 31, 2024 and none as of September 30, 2025, respectively		$ 2		$ 0

[1]	Includes related party amount of $22.7 million at December 31, 2024.
[2]	Includes related party amount of $22.7 million.